Net (loss)/income per ordinary share	12 Months Ended
Dec. 31, 2020
Net (loss)/income per ordinary share
Net income/(loss) per ordinary share

19.Net (loss)/income per ordinary share

Basic net (loss)/income per ordinary share is the amount of net (loss)/income available to each share of ordinary shares outstanding during the reporting period. Diluted net (loss)/income per share is the amount of net (loss)/income available to each share of ordinary shares outstanding during the reporting period adjusted to include the effect of potentially dilutive ordinary equivalent shares.

Pursuant to the Second Reorganization Agreements, the Company effected a share split by issuing additional 143,681,555 shares to the Parent on November 25, 2020. On January 11, 2021, the Company effected a further share split to subdivide each of its authorized ordinary shares into ten ordinary shares (See Note 1(b)(iii)). The effects of the share splits in November 2020 and January 2021 were retrospectively presented on the beginning of the earliest period presented, including in calculating the net (loss)/income per ordinary share.

For the period from January 2, 2018 (date of inception) to December 31, 2018, and the years ended December 31, 2019 and 2020, the basic and diluted net (loss)/income per ordinary share reflecting the effects of the share splits are presented as follows.

	For the period from
	January 2, 2018 (date	For the	For the
	of inception) to	year ended	year ended
	December 31, 2018	December 31, 2019	December 31, 2020
	RMB	RMB	RMB
Numerator:
Net (loss)/income	(287)	47,748	(128,101)
Numerator for basic and diluted net (loss)/income per ordinary share	(287)	47,748	(128,101)
Denominator:
Weighted average number of ordinary shares	1,193,962,880	1,436,815,570	1,436,815,570
Denominator for basic and diluted net (loss)/income per ordinary share	1,193,962,880	1,436,815,570	1,436,815,570
Net (loss)/income per ordinary share
— Basic	(0.0002)	0.033	(0.089)
— Diluted	(0.0002)	0.033	(0.089)

For the period from January 2, 2018 (date of inception) to December 31, 2018, the following weighted-average number of shares issuable were not included in the denominator of the diluted net (loss)/income per ordinary share calculation as inclusion of them would be anti-dilutive.

For the period from
January 2, 2018
	(date of inception) to	For the year ended	For the year ended
	December 31, 2018	December 31, 2019	December 31, 2020
	RMB	RMB	RMB
Shares issuable upon conversion of January 2018 Loan (Note 18(a))	27,777,270	—	—